Form N-23C-1
Report for Calendar month Ending November 30, 1999

--------------------------
Swiss Helvetia Fund, Inc.
--------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------
                Swiss Helvetia
                Fund-(Cusip-
   11/1/99      870875101)             4000            14.3125            17.76                   NYSE
   11/2/99          (same)             1000            14.3125            17.84                   NYSE
   11/3/99          (same)             4000            14.375             17.95                   NYSE
   11/4/99          (same)             4000            14 4375            17.94                   NYSE
   11/5/99          (same)             4000            14.4375            17.93                   NYSE
   11/8/99          (same)             4500            14.375             17.92                   NYSE
   11/9/99          (same)             4500            14.4375            18.03                   NYSE
  11/10/99          (same)             4500            14.375             18.14                   NYSE
  11/11/99          (same)             4500            14.5625            18.19                   NYSE
  11/12/99          (same)             4500            14.50              18.05                   NYSE
  11/16/99          (same)             6900            14.5625            18.12                   NYSE
  11/17/99          (same)             6900            14.5553            18.26                   NYSE
  11/18/99          (same)             6900            14.375             18.12                   NYSE
  11/19/99          (same)             6900            14.375             18.07                   NYSE
  11/22/99          (same)             7100            14.3125            18.00                   NYSE
  11/23/99          (same)             7100            14.25              17.87                   NYSE
  11/24/99          (same)             7100            14.125             17.68                   NYSE
  11/29/99          (same)             8700            14.2457            17.92                   NYSE
  11/30/99          (same)             2700            14.25              17.92                   NYSE
                  Total               99800